FAIR VALUE MEASUREMENT (Schedule of Financial Instruments Measured at Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits	$ 116,284	$ 103,331
Restricted Cash	3,767
Equity investment in NQ Guotai	18,762	16,402
Total	138,813	119,733
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits
Restricted Cash
Equity investment in NQ Guotai
Total
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits	116,284	103,331
Restricted Cash	3,767
Equity investment in NQ Guotai
Total	120,051	103,331
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Term deposits
Restricted Cash
Equity investment in NQ Guotai	18,762	16,402
Total	$ 18,762	$ 16,402